Financial Instruments - Summary of Outstanding Foreign Forward and Options Contract (Details)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, R$ in Millions, R in Millions, Kč in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 CZK (Kč)	Mar. 31, 2023 NZD ($)	Mar. 31, 2023 NOK (kr)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 ZAR (R)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 BRL (R$)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 CZK (Kč)	Mar. 31, 2022 NZD ($)	Mar. 31, 2022 NOK (kr)	Mar. 31, 2022 SGD ($)	Mar. 31, 2022 CHF (SFr)	Mar. 31, 2022 ZAR (R)
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 3,364											$ 3,121
Derivatives Designated As Cash Flow Hedges | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value												€ 8	9
Derivatives Designated As Cash Flow Hedges | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	€ 325	354										280	311
Derivatives Designated As Cash Flow Hedges | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		94	$ 140										139	$ 185
Derivatives Designated As Cash Flow Hedges | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		68		£ 55									42		£ 32
Derivative Financial Instruments | Forward contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	316	344										297	330
Derivative Financial Instruments | Forward contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		6	10
Derivative Financial Instruments | Forward contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		107		86									86		£ 65
Derivative Financial Instruments | Forward contracts | Brazil, Brazil Real
Disclosure Of Financial Instruments [Line Items]
Nominal value													1			R$ 6
Derivative Financial Instruments | Forward contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		1,670											1,166
Derivative Financial Instruments | Forward contracts | China, Yuan Renminbi
Disclosure Of Financial Instruments [Line Items]
Nominal value		6			¥ 41								6					¥ 38
Derivative Financial Instruments | Forward contracts | Czech Koruna
Disclosure Of Financial Instruments [Line Items]
Nominal value		16				Kč 364							14						Kč 296
Derivative Financial Instruments | Forward contracts | Singapore dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		151							$ 204				180									$ 252
Derivative Financial Instruments | Forward contracts | New Zealand dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		19					$ 30						14							$ 20
Derivative Financial Instruments | Forward contracts | Norwegian Krone
Disclosure Of Financial Instruments [Line Items]
Nominal value		10						kr 100					9								kr 80
Derivative Financial Instruments | Forward contracts | Canadian dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value													27				$ 34
Derivative Financial Instruments | Forward contracts | Swiss Franc
Disclosure Of Financial Instruments [Line Items]
Nominal value		1								SFr 1			17										SFr 15
Derivative Financial Instruments | Forward contracts | South African Rand
Disclosure Of Financial Instruments [Line Items]
Nominal value		5									R 85		3											R 45
Derivative Financial Instruments | Option contracts | Euro
Disclosure Of Financial Instruments [Line Items]
Nominal value	€ 160	174										€ 81	90
Derivative Financial Instruments | Option contracts | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		20	$ 30
Derivative Financial Instruments | Option contracts | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Nominal value		19		£ 15
Derivative Financial Instruments | Option contracts | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Nominal value		$ 300											$ 677